Leases - Other (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Leases
Operating right-of-use assets	$ 2,425,000	$ 0
Operating lease liabilities	$ 2,224,000	0
Weighted-average remaining lease term (in years)	8 years 6 months
Weighted-average discount rate (as a percent)	4.00%
Operating lease cost	$ 288,000
Short-term operating lease expense	$ 163,000	$ 169,000
Minimum
Leases
Remaining lease terms (in years)	1 year
Maximum
Leases
Remaining lease terms (in years)	10 years